UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F/A

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ X ]; Amendment Number: 1
     This Amendment (Check only one.):      [  X  ] is a restatement
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        One Liberty Place
                Suite 5100
                Philadelphia, PA 19103-7301


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron De Angelis
Title:    Director of Compliance
Phone:    215-640-3104

Signature, Place, and Date of Signing:

/s/ Aaron De Angelis              Philadelphia, PA                 4/16/2002
----------------------        --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                           RORER ASSET MANAGEMENT, LLC 13F REPORT AS OF 12/31/01

                             TITLE OF             VALUE               SH / PUT /  INVST               VOTING AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP    (X$1000)    SHARES   PRN  CALL  DISCRETN MANAGERS SOLE (A)   SHARED (B)   NONE (C)
      --------------          -----     -----    --------    -------  ---  ----  -------- -------- --------   ----------   -------
ABBOTT LABS                   COMMON 002824100     $3,014.40      54,070 SH      DEFINED   01                0         0     54,070
ALLSTATE (THE) CORP.          COMMON 020002101   $298,265.97   8,793,837 SH      DEFINED   01        7,386,756    58,995  1,348,086
AMBAC INC COM                 COMMON 023139108     $7,555.30     130,579 SH      DEFINED   01           14,472         0    116,107
AOL TIME WARNER INC.          COMMON 00184A105       $649.64      20,239 SH      DEFINED   01            2,688         0     17,551
AMERICAN HOME PRODUCTS        COMMON 026609107       $301.28       4,910 SH      DEFINED   01                0         0      4,910
AMERICAN INTERNTL. GROUP INC. COMMON 026874107   $351,076.13   4,407,031 SH      DEFINED   01          3721010     28588    657,433
AMGEN INC.                    COMMON 031162100       $441.93       7,830 SH      DEFINED   01              330         0      7,500
AVON PRODUCTS INC             COMMON 054303102   $301,952.07   6,463,306 SH      DEFINED   01        5,348,057     38530  1,076,719
BANK OF AMERICA               COMMON  60505104   $320,118.34   5,066,564 SH      DEFINED   01        4,275,766     32960    757,838
BECKMAN COULTER INC           COMMON 075811109     $7,740.10     174,720 SH      DEFINED   01           20,380         0    154,340
BELL SOUTH CORP               COMMON 079860102   $291,051.25   7,577,521 SH      DEFINED   01        6,394,204    48,280  1,135,037
BERKSHIRE HATHAWAY INC        COMMON 084670207       $265.13         105 SH      DEFINED   01                0         0        105
BOEING CO                     COMMON 097023105   $226,485.13   5,801,169 SH      DEFINED   01        4,907,792    38,620    854,757
BRISTOL MYERS SQUIBB CO       COMMON 110122108   $337,060.38   6,575,807 SH      DEFINED   01          5523521     43175  1,009,111
CALPINE CORP.                 COMMON 131347106     $3,480.40     207,290 SH      DEFINED   01           23,100         0    184,190
CHEVRONTEXACO CORP.           COMMON 166764100   $352,175.48   3,922,376 SH      DEFINED   01        3,315,484    25,502    581,390
CITIGROUP INCORPORATED        COMMON 172967101   $358,749.97   7,071,580 SH      DEFINED   01        5,944,043     46092  1,081,445
COCA COLA CO.                 COMMON 191216100       $326.75       6,930 SH      DEFINED   01                0         0      6,930
COMPUTER SCIENCES CP          COMMON 205363104     $2,516.10      51,370 SH      DEFINED   01             4755         0     46,615
COORS ADOLPH CO               COMMON 217016104     $7,078.70     132,560 SH      DEFINED   01           11,975         0    120,585
COSTCO WHOLESALE CO.          COMMON 22160K105   $126,145.29   2,820,983 SH      DEFINED   01        2,385,395     17810    417,778
CULLEN FROST BANKERS          COMMON 229899109       $494.08      16,000 SH      DEFINED   01                0         0     16,000
DEVON ENERGY CORP NEW         COMMON 25179M103     $6,734.03     174,231 SH      DEFINED   01           14,792         0    159,439
DUKE POWER CO                 COMMON 264399106   $323,681.92   8,190,296 SH      DEFINED   01        7,079,938     52000  1,058,358
ELECTRONIC DATA SYSTEMS       COMMON 285661104   $380,669.25   5,527,004 SH      DEFINED   01        4,647,703    36,515    842,786
EMERSON ELECTRIC              COMMON 291011104       $829.21      14,522 SH      DEFINED   01              582         0     13,940
ENRON CORP                    COMMON 293561106        $13.80      23,002 SH      DEFINED   01            1,202         0     21,800
EQUITABLE RES INC             COMMON 294549100     $7,462.52     219,035 SH      DEFINED   01           21,025         0    198,010
ESTEE LAUNDER COMPANIES INC.  COMMON 518439104     $2,472.79      77,130 SH      DEFINED   01            8,485         0     68,645
EXXONMOBIL CORP.              COMMON 30231G102   $285,730.39   7,230,766 SH      DEFINED   01        6,074,552    47,860  1,108,354
FANNIE MAE                    COMMON 313586109   $355,963.05   4,461,157 SH      DEFINED   01        3,761,046     29310    670,801
GENERAL ELECTRIC CO.          COMMON 369604103   $171,215.92   4,240,155 SH      DEFINED   01        3,544,785     27945    667,425
GENERAL DYNAMICS CORP.        COMMON 369550108   $439,389.89   5,498,865 SH      DEFINED   01        4,647,156    36,175    815,534
GUIDANT CORP.                 COMMON 401698105       $379.48       7,620 SH      DEFINED   01              215         0      7,405
HCA-THE HEALTHCARE CO         COMMON 404119109   $304,662.53   7,857,525 SH      DEFINED   01        6,613,691    49,658  1,194,176
HIBERNIA CORP                 COMMON 428656102     $6,685.57     375,805 SH      DEFINED   01           39,995         0    335,810
INTEL CORPORATION             COMMON 458140100   $418,247.14  13,191,588 SH      DEFINED   01       11,119,002     83620  1,988,966
INTERPUBLIC GROUP C           COMMON 460690100       $218.01       7,380 SH      DEFINED   01                0         0      7,380
IVAX CORP                     COMMON 465823102     $6,911.48     343,172 SH      DEFINED   01           37,633         0    305,539
JEFFERSON PILOT CORP.         COMMON 475070108     $6,931.99     149,816 SH      DEFINED   01           16,479         0    133,337
JOHNSON & JOHNSON             COMMON 478160104   $334,880.86   5,637,205 SH      DEFINED   01        4,723,880     37410    875,915
KERR-MCGEE CORP.              COMMON 492386107     $6,831.64     124,665 SH      DEFINED   01           12,165         0    112,500
LEGG MASON INC.               COMMON 524901105     $3,900.94      78,050 SH      DEFINED   01            8,590         0     69,460
LINCOLN NATL CORP             COMMON 534187109     $6,645.35     136,820 SH      DEFINED   01           14,895         0    121,925
LIZ CLAIBORNE INC.            COMMON 539320101     $6,472.48     130,100 SH      DEFINED   01           14,320         0    115,780
LOEWS CORP                    COMMON 540424108     $7,511.74     135,640 SH      DEFINED   01           12,935         0    122,705
LOWES COMPANIES INC.          COMMON 548661107       $629.33      13,560 SH      DEFINED   01            1,200         0     12,360
MARSH & MCLENNAN COS INC      COMMON 571748102   $514,298.70   4,775,640 SH      DEFINED   01        4,025,307    31,227    719,106
MBNA CORP COM                 COMMON 55262L100   $467,757.41  13,207,868 SH      DEFINED   01         11131949     87445  1,988,474
MERCK & CO                    COMMON 589331107   $340,094.38   5,756,788 SH      DEFINED   01        4,830,358     37868    888,562
MICROSOFT CORP.               COMMON 594918104   $293,871.54   4,416,929 SH      DEFINED   01        3,720,520     28900    667,509
OUTBACK STEAKHOUSE            COMMON 689899102     $7,225.38     210,960 SH      DEFINED   01           23,310         0    187,650
PALL CORP                     COMMON 696429307     $8,091.02     336,285 SH      DEFINED   01           37,135         0    299,150
PEPSICO INC.                  COMMON 713448108   $481,286.54   9,834,755 SH      DEFINED   01          8275536     64540  1,494,679
PFIZER INC.                   COMMON 717081103   $163,831.84   3,958,304 SH      DEFINED   01        3,389,289     13810    555,205
PHILLIP MORRIS COS. INS       COMMON 718154107       $412.65       9,000 SH      DEFINED   01                0         0      9,000
PHILLIPS PETROLEUM CO.        COMMON 718507106   $323,404.40   5,957,575 SH      DEFINED   01          5020664     38015    898,896
RAYTHEON COMPANY NEW          COMMON 755111507   $211,238.27   6,458,812 SH      DEFINED   01        5,464,313     43250    951,249
SCHERING PLOUGH CORP          COMMON 806605101       $759.17      21,200 SH      DEFINED   01                0         0     21,200
SCHOLASTIC CORP COM           COMMON 807066105     $7,306.41     145,170 SH      DEFINED   01           12,505         0    132,665
SOUTHWEST AIRLINES            COMMON 844741108   $105,751.09   5,672,361 SH      DEFINED   01        4,774,039    36,280    862,042
SPDR TR UNIT SER 1            COMMON 78462F103    $10,000.11      87,490 SH      DEFINED   01           54,390       615     32,485
STATE STREET CORP.            COMMON 857477103   $111,757.07   2,134,037 SH      DEFINED   01        1,809,432     13265    311,340
TENET HEALTH CARE             COMMON 88033G100     $7,347.99     125,136 SH      DEFINED   01           14,021         0    111,115
UNITED TECHNOLOGIES CORP      COMMON 913017109   $330,152.69   5,091,295 SH      DEFINED   01        4,292,394    33,995    764,906
UNOCAL CORP                   COMMON 915289102     $6,898.75     191,260 SH      DEFINED   01           21,070         0    170,190
UST INC                       COMMON 902911106     $6,532.23     186,635 SH      DEFINED   01           20,590         0    166,045
VERISIGN INC.                 COMMON 92343E102     $5,278.62     138,765 SH      DEFINED   01           15,965         0    122,800
VIACOM INC CLASS B NON-VOTING COMMON 925524308   $395,125.30   8,899,242 SH      DEFINED   01        7,490,551     59055  1,349,636
WASHINGTON MUTUAL INC.        COMMON 939322103       $632.75      19,350 SH      DEFINED   01            3,150         0     16,200
WILLIAMS COS. INC.            COMMON 969457100     $8,256.69     323,538 SH      DEFINED   01          264,110       575     58,853
WILLIAMS COMMUNICATIONS       COMMON 969455104        $71.30      30,342 SH      DEFINED   01            1,307         0     29,035
XEROX CORP                    COMMON 984121103     $6,938.37     665,870 SH      DEFINED   01           75,590         0    590,280

                                TOTALS:        $9,896,335.74   201,806,493                         166,463,489  1,267,885 34,075,119
                                              =============================                       ==================================


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: $9,896,335.74
                                         (thousands)

Explanatory Remarks:

This Amendment does not contain an issuer (Qwest Communications Intl Inc.), which was erroneously included in the original filing.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.